Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Payables and Accruals [Abstract]
Accrued Liabilities

8. Accrued Liabilities

Accrued liabilities consisted of the following as of the periods presented:

	September 27, 2020	December 29, 2019
Accrued promotions and expired product chargebacks	$2,089	$2,038
Accrued grower payments	32	1,649
Accrued employee related costs	3,135	1,132
Accrued offering costs	—	385
Accrued distribution fees and freight	482	624
Accrued accounting and legal fees	585	86
Accrued marketing and commissions	294	887
Property, plant and equipment	—	964
Other	1,316	843
Accrued liabilities	$7,933	$8,608

10. Accrued Liabilities

Accrued liabilities consisted of the following:

	December 30, 2018	December 29, 2019
Accrued promotions	$2,124	$1,887
Accrued grower payments	—	1,649
Accrued employee related costs	2,172	1,132
Accrued offering costs	—	385
Accrued distribution fees	406	624
Accrued accounting and legal fees	214	86
Accrued commissions	—	212
Accrued freight	150	—
Accrued expired product chargebacks	145	151
Accrued marketing	126	675
Other	508	843
Property, plant and equipment	—	964

Accrued Liabilities	$5,845	$8,608